Expense by nature	12 Months Ended
Dec. 31, 2021
Default Root [Abstract]
Expense by nature

8	Expense by nature

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Service costs (note i)	14,967	17,478	18,992
Advertising agency fees	233	505	667
Employee benefits expenses (note ii and note iii)	2,527	3,004	3,915
Promotion and advertising expenses	1,823	2,227	2,387
Notes:
(i)	Service costs mainly comprised licensing costs, revenue sharing fees paid to content creators and content delivery costs that primarily consisted of server, cloud services and bandwidth costs.

(ii)
During the years ended December 31, 2019, 2020 and 2021, the Group incurred expenses for the purpose of research and development of approximately RMB1,159 million, RMB1,667 million and RMB2,339 million, which comprised employee benefits expenses of RMB1,012 million, RMB1,488 million and RMB2,050 million
,
respectively. No significant development expenses had been capitalized for the years ended December 31, 2019, 2020 and 2021.

(iii)	Employee benefits expenses

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	1,616	2,020	2,518
Welfare, medical and other expenses	295	373	453
Share-based compensation expenses	519	569	752
Contribution to pension plans	97	42	192

	2,527	3,004	3,915

Majority of the Group’s contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings and caps imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.